Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Schedule of Compensation to Directors and Executive Officers	Compensation to Directors and executive officers of the Group comprised the following:
	2024	2023	2022
	USD	USD	USD
Short-term employee benefits	684,902	449,068	503,155

Schedule of Transactions and Outstanding Balances Related to Key Management Personnel

The aggregate value of transactions and outstanding balances related to key management personnel and entities over which they have control or significant influence were as follows.

	Transaction values for the years ended December 31,			Balance outstanding as at December 31,
	2024	2023	2022	2024	2023
	USD	USD	USD	USD	USD
Repayment (from)/loan to a shareholder, net***	211,102	(458,403)	1,035,306	(207,636)	-
Payment made on behalf of the Company by a shareholder and amount due to a shareholder *	(6,144)	(59,559)	-	(64,854)	(59,559)
Rental expenses to a related party and rental payable to a director**	-	(31,311)	(25,769)	-	(2,654)

*	The CEO paid the interest of convertible note on behalf of the Company on March 1, 2023 with an amount of $59,559.

**	Amount due to this related party represents the lease payable to the employee dormitory rented from a director.

***	It represented loan and advance from shareholder which net off with the repayment for operational purpose. On September 10, 2024, Hong Ye Group Private Limited entered into a loan agreement with the CEO, Fu Xiaowei. The loan amounted to S$450,000 which equal to $336,331 with 8% per annum interest-bearing was due on December 9, 2024 and extended to be repayable on demand. As of December 31, 2024, S$238,354 which equal to $178,146 repayment were made. Except the loan, others were advances.

Schedule of Other Related Party Transactions	Other related party transactions
	Transaction values for the years ended December 31,			Balance outstanding as at December 31,
	2024	2023	2022	2024	2023
	USD	USD		USD	USD
Loan to a related party	-	-	25,167	-	-
Prepayment to a related party	359,142	-	-	353,245	-
Upkeeping and maintenance service provided by a related party and payable to a related party	90,809	(40,083)	(26,659)	(29,773)	(5,308)
Payment made on behalf by the Company of a related party	33,147	-	-	32,603	-
Landscape crew outsourcing service provided to a related party and receivable from a related party	35,530	32,153	-	65,285	31,298
Outdoor landscape service provided by a related party and payable to a related party	(7,332)	(6,143)	-	(4,995)	-
YY App license grant service provided to a related party	-	111,823	-	-	-